[BRIDGEWAY FUNDS LOGO]


April 30, 2004                             March 2004 Quarter - Quarterly Report


Dear Fellow Small-Cap Growth Shareholder,

Our Fund had a positive return of 2.43% for the March 2004 quarter, compared to a 3.56% return for our primary market benchmark, the Russell 2000 Growth Index, and a 5.58% return of our peer benchmark, the Lipper Small-Cap Growth Index. For the five months since inception, the Fund was up 5.20%, compared to a 6.47% return for the Russell 2000 Growth Index, and a 9.51% return of the Lipper Small-Cap Growth Index. It was a poor quarter and five months.

The table below presents our performance for the March quarter and since inception.

                                  March Qtr.    Life-to-Date
                                    1/1/04        10/31/03
                                  to 3/31/04     to 3/31/04
                                  ----------    ------------
Small-Cap Growth Fund-Class N           2.43%           5.20%
Small-Cap Growth Fund-Class R           2.34%           5.10%
Russell 2000 Growth Index               3.56%           6.47%
Lipper Small-Cap Growth Index           5.58%           9.51%

         Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. For the most recent month end performance, please call 1-800-661-3550 or visit the Fund's website at www.bridgeway.com. Returns listed in the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

         The Russell 2000 Growth Index is an unmanaged index which consists of stocks in the Russell 2000 Index with higher price-to-book ratios and higher forecasted growth values. The Lipper Small-Cap Growth Index is an index of small -company, growth-oriented funds compiled by Lipper, Inc. It is not possible to invest directly in an index.

Detailed Explanation of Quarterly Performance

Seven stocks appreciated more than 20% in the March quarter:

Rank     Description                      Industry             % Gain
----     -------------------------     ---------------     ---------------
   1     WebEx Communications Inc      Internet                       38.1%
   2     Guess? Inc                    Apparel                        33.3%
   3     Affymetrix Inc                Biotechnology                  27.5%
   4     Eon Labs Inc                  Pharmaceuticals                24.0%
   5     Chico's FAS Inc               Retail                         21.2%
   6     Accredo Health Inc            Pharmaceuticals                20.5%
   7     Urban Outfitters Inc          Retail                         20.0%

         Note: Stocks with diminimus appreciation or loss (less than 0.1% impact on the Fund performance) are not shown in this table.

Our top gainer for the quarter was WebEx Communications, Inc. WebEx designs and markets interactive multimedia communication services that allow end users to conduct meetings and share software applications, documents, and other content right over the Internet using a regular web browser. I've personally used the company's web conferencing service...and it is pretty interesting, allowing people in multiple locations to see a presentation on their own computers in "real time." In my case, several Bridgeway staff received software training by computer and telephone conferencing. Our position in WebEx gained 38.1% for the quarter.

Another strong performer for our Fund this quarter was Guess? Inc., the clothing designer and manufacturer. We first purchased shares of Guess? this quarter, and saw our position end the quarter up 33.3% on renewed optimism for retail consumer spending, and positive increases in company profits.

Unfortunately, almost as many stocks lost more than 20% in the March quarter:

Rank             Description                     Industry            % Loss
----     ------------------------------     --------------------     -------
   1     Advanced Digital Info. Corp        Computers                  -33.9%
   2     Foundry Networks Inc               Telecommunications         -33.6%
   3     ITT Educational Services Inc       Commercial Services        -32.1%
   4     Matrixx Initiatives Inc            Pharmaceuticals            -31.2%
   5     John B. Sanfilippo & SON           Food                       -26.3%
   6     Advanced Neuromodulation           Healthcare-Products        -20.5%
         Systems Inc

         Note: Stocks with diminimus appreciation or loss (less than 0.1% impact on the Fund performance) are not shown in this table.

Among these six declining stocks, Matrixx Initiatives, Inc. lost the most in actual dollars, even though its 31.2% percentage loss ranks fourth on the list. Matrixx, which develops and markets over-the-counter cold and flu treatments, saw its stock pull back in January after experiencing a 122% gain over the previous five months (through the end of December 2003). In February, a national morning news program featured a segment in which a consumer claimed to have been negatively affected by using one of Matrixx's products. The company issued a statement reaffirming the safety of its products, but investors sent the stock lower by 23.8% on that same day. This demonstrates "company-specific risk" (the risk that one company's bad fortunes can significantly affect a fund's value). It is the reason we tend to limit our holdings to not more than 3% of net assets in this Fund.

Top Ten Holdings

At quarter end, Consumer Cyclicals comprised our largest sector representation at 28% of net assets, followed by Consumer Non-cyclicals at 25% and Communications at 17%. Our top ten holdings represented 23.5% of total net assets, indicating much stronger diversification than Bridgeway's more aggressively managed Aggressive Investors funds. Here are the top ten holdings at the end of March:


                                                                               Percent of
Rank                 Description                       Industry                Net Assets
----     -----------------------------------     -------------------------     ----------
   1     Eon Labs Inc                            Pharmaceuticals                      2.7%
   2     NetFlix Inc                             Internet                             2.5%
   3     JB Hunt Transport Services Inc          Transportation                       2.4%
   4     Transaction Systems Architects Inc      Software                             2.4%
   5     Claire's Stores Inc                     Retail                               2.3%
   6     Ceradyne Inc                            Misc. Manufacturers                  2.3%
   7     K-Swiss Inc                             Apparel                              2.2%
   8     CNET Networks Inc                       Internet                             2.2%
   9     Yankee Candle Co Inc                    Household Products/Wares             2.1%
  10     Nu Skin Enterprises Inc                 Retail                               2.1%
                                                                               ----------
         Total                                                                       23.3%

Update on Changes at Bridgeway

TRANSLATION: Last quarter I highlighted some changes at Bridgeway: serving a higher volume of callers, giving direct shareholders access to their accounts over the Internet, and focusing a higher percentage of our resources on investment management and compliance. The reason for our commitment to investment management is pretty obvious: we seek to stay ahead of the performance curve over the long haul. The commitment of additional resources to compliance is a result of the increasing complexity of operations due to our growth and due also to the regulatory climate. I have been pleased with the relative smoothness of our transition so far.

Last month I highlighted changes we made by outsourcing our account maintenance (called transfer agency). I am pleased to report that our relationship with the Fund Services division of Citigroup Global Transaction Services (formerly Forum Financial Group) has gone well, with fewer and smaller glitches than I expected from such a transition. Last month I got a chance to meet a handful of the people who work at Fund Services/Citigroup and who "make it all happen." I am very impressed with them, and I am pleased with their commitment to continuing our tradition of friendly and knowledgeable service.

In addition to our transfer agency change, we took other actions with partner organizations to strengthen and expand our operations. The National Association of Securities Dealers (NASD) is a self-regulatory organization of securities firms. Its subsidiary, NASD Regulation, regulates the securities markets for the ultimate benefit and protection of the investor, among other things in the areas of marketing and advertising. Although we do have a website and we communicate with shareholders and intermediaries, since we do very little traditional advertising and have no retail sales force, we have not been an NASD member. Although we plan to continue doing no traditional sales through a proprietary sales network, we want to be able to tell more people about our funds, for example at national conferences and workshops. In addition to having Citigroup perform our transfer agency function, we have also partnered with Forum Fund Services, LLC. (Forum), an NASD member firm.

Lastly, we have partnered with ALPS Mutual Fund Services, Inc. to handle fund accounting and administrative services, such as the calculation of the net asset values of our funds daily. Previously, we did this internally, and to be honest, it was time for us either to expand resources or engage an outside firm with expertise in accounting functions such as fund pricing. As is our goal, in making modifications to manage growth and change, our focus is on shareholders' interests. If you would like to discuss any of these changes or if you have had problems with our operations, please give us a call 800-661-3550, option four.

A New Look (sadly)

When I observe product presentation in print and media, I am amazed at the amount of disclaimer statements. Our industry is no exception. In some cases the disclaimers seem to be forced or awkward. There is a balance between fair and uniform disclosure and getting lost in boring minutia. For example, I have committed early in our history to report to you in the first paragraph of our letters a) performance for the period, b) how it relates to some relevant market and peer benchmarks, and c) how I feel about that performance. (This commitment stemmed from my frustration in my mutual fund shareholder years before starting Bridgeway--shareholder letters with paragraphs and paragraphs about the market and the economy, but nothing about how my fund did and whether I was supposed to think it was good or bad.) Now, in order to provide this information and to make it available on our web site, I have to disclose the full SEC presentation of performance as the very next paragraph--before any other discussion--and apparently, along with nine sentences of disclaimers. Don't get me wrong; I think this stuff is very important. But I hate potentially putting you to sleep before you've finished the first page. Take heart--even this dosage will not cause an allergic reaction.

Shareholder Suggestion

Each report to shareholders begins with information on the performance of the fund and its holdings, followed by general comments on the market, our industry or our fund family. One shareholder of multiple Bridgeway funds recently communicated that he hated to see a rehash of some of the same materials in reading the letters of more than one of our funds. His suggestion: email one complete letter with the common portions only once. I have to say there are merits to this suggestion (including saving paper and postage) and we are checking into it. Some complications which might not be obvious to a reader are that we have to file each letter exactly as we mail it on line with the "EDGAR" system of the SEC. Each page of filing costs the fund money and the common sections do change slightly from letter to letter. I'll get back to you on this one.

Shareholder Education--"How are fees paid from my account?"

TRANSLATION: The world of mutual fund fees and expenses can be very confusing, but - just like a household - the more you can keep expenses from eating into your income, the more profit you can savor for future special events. Some fees are sales- and account-related, and you can see them reported on your account statement. Other fees affect the value of your account but do not show up separately on a statement. These fall into two groups: those that compose the expense ratio and those that relate to transactions (for example, buying and selling stocks) within the fund itself.

SALES LOADS, REDEMPTION FEES, EXCHANGE FEES, AND ACCOUNT MAINTENANCE FEES are types of fees that are deducted directly from your account. These fees are specific to your choices, and you will see them on your account statement. They are not part of the EXPENSE RATIO. Bridgeway Funds charge no sales loads or exchange fees. The Ultra-Small Company Market Fund and the Blue Chip 35 Index Fund have redemption fees; however the SEC has proposed redemption fees for all mutual funds to discourage market timing. Other fees such as transaction or processing fees are related to the marketplace, broker or fund company where you do your mutual fund business.

Components of the EXPENSE RATIO include: MANAGEMENT FEES, DISTRIBUTION (12b-1) FEES and OTHER EXPENSES incurred while conducting the fund's business. These are accrued (set aside in little bits) daily and deducted from the net assets of the fund on a daily basis. Periodically, the fund pays the accumulated fees to the management company and other service providers. This is why you never "see" the fees on your statement because they are deducted from the fund's NAV (net asset value) on a daily basis in very small increments. All funds report operating expenses in aggregate in the financial statements to the shareholders twice annually, after June 30 and December 30 in our case, but you don't see them on your individual account statement. (This might change in the future under some proposed new legislation, however.) The expense ratio is calculated by dividing a fund's expenses by its average net assets. An expense ratio of 1% means that the fund charges $1 per year for every $100 invested. Shareholders can see the influence of high or low expense ratios as they affect the daily price of the fund over time (see the example below.)

The fund pays a MANAGEMENT FEE to the investment adviser from its assets to manage securities (buy and sell according to the fund's objective) in the fund.

DISTRIBUTION (12b-1) FEES include fees paid for marketing and selling fund shares, such as compensating brokers or paying for proprietary marketing platforms that offer fund shares for sale. They also pay for distributing prospectuses and other sales information to prospective investors. If the fund maintains fees under 0.25%, it can keep the label, "no load." Bridgeway Funds offer two classes of shares: "N" shares have no 12b-1 fee, and "R" shares do have a 12b-1 fee so that they may be offered in special distribution arrangements.

Examples of OTHER EXPENSES are shareholder servicing, custodial, legal, accounting, transfer agent, Director compensation and other administrative expenses.

Fees and expenses vary from fund to fund and can make a significant difference over time. For instance, if you invested $10,000 in a fund with an annual return before expenses of 10% and with expenses of 1.5%, after 20 years, you would have roughly $49,725. Shave the expenses to 0.5%, and you would have $60,858

- an 18% difference. That's it for mutual fund expenses 101. Next quarter I'd like to tell you about some of the fund expenses that are not in "plain sight," but that can make a big difference to your "future special events."

Disclaimer

The following is a reminder from the friendly folks at your Fund who worry about liability. The views expressed here are exclusively those of Fund management. These views are not meant as investment advice and should not be considered predictive in nature. Any favorable (or unfavorable) description of a holding or Fund applies only as of the quarter end, March 31, 2004 unless otherwise stated. Security positions can and do change thereafter. Discussions of historical performance do not guarantee and are not indicative of future performance.. The Fund is subject to above average market risk (volatility) and is not an appropriate investment for short-term investors. Investments in the small companies generally carry greater risk than is customarily associated with larger companies for various reasons such as narrower markets, limited financial resources and less liquid stock. This report must be preceded or accompanied by a current Bridgeway Funds prospectus. Forum Fund Services, LLC, distributor. (05/04).

Conclusion

As always, we appreciate your feedback. We've gotten quite a bit of positive feedback from shareholders recently, both about our performance and some of our policies in light of recent industry scandals. We take your responses seriously and discuss them at our weekly staff meetings. Please keep your ideas coming--we continually look for ways to improve our service.

Sincerely,


/s/ John Montgomery
-------------------
John Montgomery

         COMPARATIVE SUMMARY OF PENDING LEGISLATION AND SEC RULEMAKING

The legislature and the Securities and Exchange Commission have reacted to industry scandals surrounding market timing and late trading with a plethora of potential new legislation and rules. I used to be able to keep up with proposed new fund industry legislation and the status of major potential legislative efforts in my head. No more. Here is a summary table prepared by Bill Tartikoff and Ivy Wafford Duke of the Calvert Fund Group, used by permission.


ENHANCED DISCLOSURE ON FEES AND EXPENSES

Topic                              Senate or House of Representatives bill number         Corresponding SEC Rule
-------------------------------- --------- ----------- --------- --------- -------- -------------------------------------
                                 S. 1822   H.R. 2420   S. 1971   S. 1958   S. 2059             SEC Rulemaking
-------------------------------- --------- ----------- --------- --------- -------- -------------------------------------
Improved transparency of                       X          X         X           X   Disclosure of Breakpoint Discounts by
mutual fund costs.                                                                  Mutual Funds

                                                                                    Confirmation Requirements and Point of
                                                                                    Sale Disclosure Requirements

                                                                                    Enhanced Mutual Fund Expense and
                                                                                    Portfolio Disclosure
-------------------------------- --------- ----------- --------- --------- -------- -------------------------------------
Obligations regarding certain                  X          X                   X     Prohibition on the Use of Brokerage
distribution and soft dollar                                                        Commissions to Finance Distribution
arrangements
-------------------------------- --------- ----------- --------- --------- -------- -------------------------------------
Definition of no-load mutual                   X          X
fund.
-------------------------------- --------- ----------- --------- --------- -------- -------------------------------------
Disclosure of incentive             X          X          X                   X     Confirmation Requirements and Point of
compensation and mutual fund                                                        Sale Disclosure Requirements
sales.
-------------------------------- --------- ----------- --------- --------- -------- -------------------------------------
Disclosure of portfolio             X                                         X     Future rule re: disclosure to fund
manager compensation.                                                               shareholders about portfolio
                                                                                    manager's relationship with the
                                                                                    fund.
-------------------------------- --------- ----------- --------- --------- -------- -------------------------------------

FUND GOVERNANCE

Topic                            Senate or House of Representatives bill number         Corresponding SEC Rule
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
                                      S.1822  H.R. 2420  S. 1971   S. 1958  S. 2059            SEC Rulemaking
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Independent mutual fund boards.        75%       67%       75%       75%    75%      75%
                                                                                     Investment Company Governance
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Audit committee requirements for                  X         X                  X
investment companies.
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Informing directors of significant                X         X
deficiencies.
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Certification by chairman and chief                         X               X
compliance officer.
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------

PREVENTING ABUSIVE MUTUAL FUND PRACTICES

Topic                            Senate or House of Representatives bill number         Corresponding SEC Rule
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
                                      S.1822  H.R. 2420  S. 1971   S. 1958  S. 2059            SEC Rulemaking
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Prevention of fraud; internal                     X         X                  X     o Compliance Programs
compliance and control procedures.                                                   o Investment Adviser Codes
                                                                                       of Ethics
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Ban on joint management of mutual                 X         X                  X
funds and hedge funds.
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Restrictions on short term trading                X         X         X        X     Future rule re: imposition of a
and mandatory redemption fees.                                                       mandatory redemption fee on market
                                                                                     timers.
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Elimination of stale prices.                      X         X                  X     Amendments to Rules Governing
                                                                                     Pricing of Mutual Fund Shares
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Formal policies and procedures                              X         X        X     o Disclosure Regarding
related to market timing.                                                              Market Timing and Selective
                                                                                       Disclosure of Portfolio Holdings
                                                                                     o Future Additional
                                                                                       Proposals to combat market
                                                                                       timing abuses
                                                                                     o Future rule re:
                                                                                       imposition of a mandatory
                                                                                       redemption fee on market timers.
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Prevention of late trades.                        X         X         X        X     Amendments to Rules Governing
                                                                                     Pricing of Mutual Fund Shares
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Disclosure of insider transactions.                         X                  X
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------

MUTUAL FUND INDUSTRY OVERSIGHT

Topic                            Senate or House of Representatives bill number          Corresponding SEC Rule
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
                                      S.1822  H.R. 2420   S. 1971   S. 1958   S. 2059            SEC Rulemaking
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
Study of Mutual Fund Oversight          X                    X         X*
Board.
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
Study of coordination of                                     X
enforcement efforts.
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
Review of Commission resources.                              X
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
Commission study and report                       X          X
regulating soft dollar arrangements.
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
Report on regulatory response to                             X
late trading and market timing.
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
Study of arbitration claims.                      X          X
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
Study of Financial Literacy Among       X                                        X
Mutual Fund Investors.
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
Study of Mutual Fund Advertising.       X
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
*S. 1958 provides for the establishment of a Mutual Fund Oversight Board.

     KEY:

     o    Mutual Fund Transparency Act of 2003 - S. 1822
     o    Mutual Fund Integrity and Fee Transparency Act of 2003 - H.R. 2420
     o    Mutual Fund Investor Confidence Restoration Act of 2003 - S. 1971
     o    Mutual Fund Investor Protection Act of 2003 - S. 1958
     o    Mutual Fund Reform Act of 2004 - S. 2059
     o SEC Final Rule: Compliance Programs of Investment Companies and Investment Advisers
     o    SEC Final Rule: Enhanced Mutual Fund Expense and Portfolio Disclosure
     o SEC Proposed Rule: Disclosure Regarding Market Timing and Selective Disclosure of Portfolio Holdings
     o    SEC Proposed Rule: Disclosure of Breakpoint Discounts by Mutual Funds
     o    SEC Proposed Rule: Investment Company Governance
     o    SEC Proposed Rule: Investment Adviser Codes of Ethics
     o SEC Proposed Rule: Confirmation Requirements and Point of Sale Disclosure Requirements for
     o    Transactions in Certain Mutual Funds and Other Securities
     o SEC Proposed Rule: Disclosure Regarding Approval of Investment Advisory Contracts by Directors of Investment Companies
     o SEC Proposed Rule: Prohibition on the Use of Brokerage Commissions to Finance Distribution

The table above is not intended to be all inclusive, nor certainly, up to the minute. However, it gives a good feel of what we're facing as a small fund company. In preparation, we have significantly increased our budget for legal work and compliance.

[BRIDGEWAY FUNDS LOGO]


April 30, 2004                             March 2004 Quarter - Quarterly Report

Dear Fellow Small-Cap Value Shareholder,

Our Fund had a positive return of 3.41% for the March 2004 quarter, compared to a 5.96% return for our primary market benchmark, the Russell 2000 Value Index, and a 6.92% return of our peer benchmark, the Lipper Small-Cap Value Index. For the five months since inception, the Fund was up 6.20%, compared to a 14.63% return for the Russell 2000 Value Index, and a 15.04% return of the Lipper Small-Cap Value Index. It was a poor quarter and five months.

The table below presents our performance for the March quarter and since inception:

                                     March Qtr.      Life-to-Date
                                      1/1/04           10/31/03
                                    to 3/31/04        to 3/31/04
                                   ------------      ------------
Small-Cap Value Fund - Class N             3.41%             6.20%
Small-Cap Value Fund - Class R             3.21%             6.00%
Russell 2000 Value Index                   5.96%            14.63%
Lipper Small-Cap Value Index               6.92%            15.04%

         Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call 1-800-661-3550 or visit the Fund's website at www.bridgeway.com. Returns listed in the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

         The Russell 2000 Value Index is an unmanaged index which consists of stocks in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values. The Lipper Small-Cap Value Index is an index of small -company, value-oriented funds compiled by Lipper, Inc. It is not possible to invest directly in an index.

Detailed Explanation of Quarterly Performance

Eleven stocks appreciated more than 20% in the March quarter:

Rank             Description               Industry       % Gain
----     --------------------------     -------------     ------
   1     Fremont General Corp           Banks               70.9%
   2     Stein Mart Inc                 Retail              43.9%
   3     InterVoice Inc                 Computers           42.1%
   4     Ventiv Health Inc              Advertising         36.5%
   5     Trans World Entertainment      Retail              33.2%
   6     Petroleum Development Corp     Oil & Gas           28.8%
   7     SI International Inc           Computers           24.2%
   8     Standard-Pacific Corp          Home Builders       22.6%
   9     Vans Inc                       Apparel             22.3%
  10     MDC Holdings Inc               Home Builders       20.7%
  11     MarineMax Inc                  Retail              20.2%

         Note: Stocks with diminimus appreciation or loss (less than 0.1% impact on the Fund performance) are not shown in this table.

We had a nice mix of stocks that performed well over this past quarter, representing a variety of economic sectors. The top performer, Fremont General Corporation, is a financial services holding company that owns a commercial and consumer real estate lender. Fremont has done well over the past couple of years by increasing its participation in the residential real estate lending market, which has helped to drive increasing revenues and profits. Over the past year ending March 31, 2004, the stock returned 345.4%, although we did not own it that full period. Our own investment in Fremont appreciated 70.9% over the last quarter.

Four stocks that lost more than 20%:

Rank                Description                  Industry          % Loss
----     ---------------------------------     ------------     ------------
   1     Factory Card Outlet & Party Corp      Retail                 -38.1%
   2     Commonwealth Industries Inc           Mining                 -28.4%
   3     TTM Technologies Inc                  Electronics            -27.0%
   4     Corillian Corp                        Internet               -21.5%

         Note: Stocks with diminimus appreciation or loss (less than 0.1% impact on the Fund performance) are not shown in this table.

Our largest percentage decliner for the quarter, Factory Card Outlet & Party Corporation, operates a chain of greeting card and party supply stores. In January the retailer reported that both its regular and same store sales (same store sales is a measure frequently used to help evaluate a retail company's sales growth) for the past two months declined when compared to the same period a year ago. The news spooked investors, and they sent the company's shares down almost 25% over the next two trading days. We sold most of our position toward the end of the quarter, resulting in a 38.1% loss.

Top Ten Holdings

At quarter end, Consumer Cyclicals comprised our largest sector representation at 27% of net assets, followed by Industrial at 21% and Communications at 13%. Our top ten holdings represented 22.5% of total net assets, indicating much stronger diversification than Bridgeway's more aggressively managed Aggressive Investors funds. Here are the top ten holdings at the end of March:

                                                                       Percent of
Rank               Description                    Industry             Net Assets
----      ------------------------------     --------------------     ------------
   1      Petroleum Development Corp         Oil & Gas                         2.6%
   2      Komag Inc                          Computers                         2.3%
   3      Park Electrochemical Corp          Electronics                       2.3%
   4      MarineMax Inc                      Retail                            2.2%
   5      Group 1 Automotive Inc             Retail                            2.2%
   6      Kindred Healthcare Inc             Healthcare-Services               2.2%
   7      Reliance Steel & Aluminum Co       Iron/Steel                        2.2%
   8      Stein Mart Inc                     Retail                            2.2%
   9      Vans Inc                           Apparel                           2.2%
  10      answerthink inc                    Internet                          2.1%
                                                                      ------------
                                                                              22.5%

Update on Changes at Bridgeway

TRANSLATION: Last quarter I highlighted some changes at Bridgeway: serving a higher volume of callers, giving direct shareholders access to their accounts over the Internet, and focusing a higher percentage of our resources on investment management and compliance. The reason for our commitment to investment management is pretty obvious: we seek to stay ahead of the performance curve over the long haul. The commitment of additional resources to compliance is a result of the increasing complexity of operations due to our growth and due also to the regulatory climate. I have been pleased with the relative smoothness of our transition so far.

Last month I highlighted changes we made by outsourcing our account maintenance (called transfer agency). I am pleased to report that our relationship with the Fund Services division of Citigroup Global Transaction Services (formerly Forum Financial Group) has gone well, with fewer and smaller glitches than I expected from such a transition. Last month I got a chance to meet a handful of the people who work at Fund Services/Citigroup and who "make it all happen." I am very impressed with them, and I am pleased with their commitment to continuing our tradition of friendly and knowledgeable service.

In addition to our transfer agency change, we took other actions with partner organizations to strengthen and expand our operations. The National Association of Securities Dealers (NASD) is a self-regulatory organization of securities firms. Its subsidiary, NASD Regulation, regulates the securities markets for the ultimate benefit and protection of the investor, among other things in the areas of marketing and advertising. Although we do have a website and we communicate with shareholders and intermediaries, since we do very little traditional advertising and have no retail sales force, we have not been an NASD member. Although we plan to continue doing no traditional sales through a proprietary sales network, we want to be able to tell more people about our funds, for example at national conferences and workshops. In addition to having Citigroup perform our transfer agency function, we have also partnered with Forum Fund Services, LLC. (Forum), an NASD member firm.

Lastly, we have partnered with ALPS Mutual Fund Services, Inc. to handle fund accounting and administrative services, such as the calculation of the net asset values of our funds daily. Previously, we did this internally, and to be honest, it was time for us either to expand resources or engage an outside firm with expertise in accounting functions such as fund pricing. As is our goal, in making modifications to manage growth and change, our focus is on shareholders' interests. If you would like to discuss any of these changes or if you have had problems with our operations, please give us a call 800-661-3550, option four.

A New Look (sadly)

When I observe product presentation in print and media, I am amazed at the amount of disclaimer statements. Our industry is no exception. In some cases the disclaimers seem to be forced or awkward. There is a balance between fair and uniform disclosure and getting lost in boring minutia. For example, I have committed early in our history to report to you in the first paragraph of our letters a) performance for the period, b) how it relates to some relevant market and peer benchmarks, and c) how I feel about that performance. (This commitment stemmed from my frustration in my mutual fund shareholder years before starting Bridgeway--shareholder letters with paragraphs and paragraphs about the market and the economy, but nothing about how my fund did and whether I was supposed to think it was good or bad.) Now, in order to provide this information and to make it available on our web site, I have to disclose the full SEC presentation of performance as the very next paragraph--before any other discussion--and apparently, along with nine sentences of disclaimers. Don't get me wrong; I think this stuff is very important. But I hate potentially putting you to sleep before you've finished the first page. Take heart--even this dosage will not cause an allergic reaction.

Shareholder Suggestion

Each report to shareholders begins with information on the performance of the fund and its holdings, followed by general comments on the market, our industry or our fund family. One shareholder of multiple Bridgeway funds recently communicated that he hated to see a rehash of some of the same materials in reading the letters of more than one of our funds. His suggestion: email one complete letter with the common portions only once. I have to say there are merits to this suggestion (including saving paper and postage) and we are checking into it. Some complications which might not be obvious to a reader are that we have to file each letter exactly as we mail it on line with the "EDGAR" system of the SEC. Each page of filing costs the fund money and the common sections do change slightly from letter to letter. I'll get back to you on this one.

Shareholder Education--"How are fees paid from my account?"

TRANSLATION: The world of mutual fund fees and expenses can be very confusing, but - just like a household - the more you can keep expenses from eating into your income, the more profit you can savor for future special events. Some fees are sales- and account-related, and you can see them reported on your account statement. Other fees affect the value of your account but do not show up separately on a statement. These fall into two groups: those that compose the expense ratio and those that relate to transactions (for example, buying and selling stocks) within the fund itself.

SALES LOADS, REDEMPTION FEES, EXCHANGE FEES, AND ACCOUNT MAINTENANCE FEES are types of fees that are deducted directly from your account. These fees are specific to your choices, and you will see them on your account statement. They are not part of the EXPENSE RATIO. Bridgeway Funds charge no sales loads or exchange fees. The Ultra-Small Company Market Fund and the Blue Chip 35 Index Fund have redemption fees; however the SEC has proposed redemption fees for all mutual funds to discourage market timing. Other fees such as transaction or processing fees are related to the marketplace, broker or fund company where you do your mutual fund business.

Components of the EXPENSE RATIO include: MANAGEMENT FEES, DISTRIBUTION (12b-1) FEES and OTHER EXPENSES incurred while conducting the fund's business. These are accrued (set aside in little bits) daily and deducted from the net assets of the fund on a daily basis. Periodically, the fund pays the accumulated fees to the management company and other service providers. This is why you never "see" the fees on your statement because they are deducted from the fund's NAV (net asset value) on a daily basis in very small increments. All funds report operating expenses in aggregate in the financial statements to the shareholders twice annually, after June 30 and December 30 in our case, but you don't see them on your individual account statement. (This might change in the future under some proposed new legislation, however.) The expense ratio is calculated by dividing a fund's expenses by its average net assets. An expense ratio of 1% means that the fund charges $1 per year for every $100 invested. Shareholders can see the influence of high or low expense ratios as they affect the daily price of the fund over time (see the example below.)

The fund pays a MANAGEMENT FEE to the investment adviser from its assets to manage securities (buy and sell according to the fund's objective) in the fund.

DISTRIBUTION (12b-1) FEES include fees paid for marketing and selling fund shares, such as compensating brokers or paying for proprietary marketing platforms that offer fund shares for sale. They also pay for distributing prospectuses and other sales information to prospective investors. If the fund maintains fees under 0.25%, it can keep the label, "no load." Bridgeway Funds offer two classes of shares: "N" shares have no 12b-1 fee, and "R" shares do have a 12b-1 fee so that they may be offered in special distribution arrangements.

Examples of OTHER EXPENSES are shareholder servicing, custodial, legal, accounting, transfer agent, Director compensation and other administrative expenses.

Fees and expenses vary from fund to fund and can make a significant difference over time. For instance, if you invested $10,000 in a fund with an annual return before expenses of 10% and with expenses of 1.5%, after 20 years, you would have roughly $49,725. Shave the expenses to 0.5%, and you would have $60,858 - an 18% difference. That's it for mutual fund expenses 101. Next quarter I'd like to tell you about some of the fund expenses that are not in "plain sight," but that can make a big difference to your "future special events."

Disclaimer

The following is a reminder from the friendly folks at your Fund who worry about liability. The views expressed here are exclusively those of Fund management. These views are not meant as investment advice and should not be considered predictive in nature. Any favorable (or unfavorable) description of a holding or Fund applies only as of the quarter end, March 31, 2004 unless otherwise stated. Security positions can and do change thereafter. Discussions of historical performance do not guarantee and are not indicative of future performance. The Fund is subject to above average market risk (volatility) and is not an appropriate investment for short-term investors. Investments in the small companies generally carry greater risk than is customarily associated with larger companies for various reasons such as narrower markets, limited financial resources and less liquid stock. This report must be preceded or accompanied by a current Bridgeway Funds prospectus. Forum Fund Services, LLC, distributor. (05/04).

Conclusion

As always, we appreciate your feedback. We've gotten quite a bit of positive feedback from shareholders recently, both about our performance and some of our policies in light of recent industry scandals. We take your responses seriously and discuss them at our weekly staff meetings. Please keep your ideas coming--we continually look for ways to improve our service.

Sincerely,


/s/ John Montgomery
-------------------
John Montgomery

         COMPARATIVE SUMMARY OF PENDING LEGISLATION AND SEC RULEMAKING

The legislature and the Securities and Exchange Commission have reacted to industry scandals surrounding market timing and late trading with a plethora of potential new legislation and rules. I used to be able to keep up with proposed new fund industry legislation and the status of major potential legislative efforts in my head. No more. Here is a summary table prepared by Bill Tartikoff and Ivy Wafford Duke of the Calvert Fund Group, used by permission.


ENHANCED DISCLOSURE ON FEES AND EXPENSES

Topic                              Senate or House of Representatives bill number         Corresponding SEC Rule
-------------------------------- --------- ----------- --------- --------- -------- -------------------------------------
                                 S. 1822   H.R. 2420   S. 1971   S. 1958   S. 2059             SEC Rulemaking
-------------------------------- --------- ----------- --------- --------- -------- -------------------------------------
Improved transparency of                       X          X         X           X   Disclosure of Breakpoint Discounts by
mutual fund costs.                                                                  Mutual Funds

                                                                                    Confirmation Requirements and Point of
                                                                                    Sale Disclosure Requirements

                                                                                    Enhanced Mutual Fund Expense and
                                                                                    Portfolio Disclosure
-------------------------------- --------- ----------- --------- --------- -------- -------------------------------------
Obligations regarding certain                  X          X                   X     Prohibition on the Use of Brokerage
distribution and soft dollar                                                        Commissions to Finance Distribution
arrangements
-------------------------------- --------- ----------- --------- --------- -------- -------------------------------------
Definition of no-load mutual                   X          X
fund.
-------------------------------- --------- ----------- --------- --------- -------- -------------------------------------
Disclosure of incentive             X          X          X                   X     Confirmation Requirements and Point of
compensation and mutual fund                                                        Sale Disclosure Requirements
sales.
-------------------------------- --------- ----------- --------- --------- -------- -------------------------------------
Disclosure of portfolio             X                                         X     Future rule re: disclosure to fund
manager compensation.                                                               shareholders about portfolio
                                                                                    manager's relationship with the
                                                                                    fund.
-------------------------------- --------- ----------- --------- --------- -------- -------------------------------------

FUND GOVERNANCE

Topic                            Senate or House of Representatives bill number         Corresponding SEC Rule
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
                                      S.1822  H.R. 2420  S. 1971   S. 1958  S. 2059            SEC Rulemaking
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Independent mutual fund boards.        75%       67%       75%       75%    75%      75%
                                                                                     Investment Company Governance
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Audit committee requirements for                  X         X                  X
investment companies.
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Informing directors of significant                X         X
deficiencies.
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Certification by chairman and chief                         X               X
compliance officer.
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------

PREVENTING ABUSIVE MUTUAL FUND PRACTICES

Topic                            Senate or House of Representatives bill number         Corresponding SEC Rule
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
                                      S.1822  H.R. 2420  S. 1971   S. 1958  S. 2059            SEC Rulemaking
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Prevention of fraud; internal                     X         X                  X     o Compliance Programs
compliance and control procedures.                                                   o Investment Adviser Codes
                                                                                       of Ethics
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Ban on joint management of mutual                 X         X                  X
funds and hedge funds.
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Restrictions on short term trading                X         X         X        X     Future rule re: imposition of a
and mandatory redemption fees.                                                       mandatory redemption fee on market
                                                                                     timers.
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Elimination of stale prices.                      X         X                  X     Amendments to Rules Governing
                                                                                     Pricing of Mutual Fund Shares
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Formal policies and procedures                              X         X        X     o Disclosure Regarding
related to market timing.                                                              Market Timing and Selective
                                                                                       Disclosure of Portfolio Holdings
                                                                                     o Future Additional
                                                                                       Proposals to combat market
                                                                                       timing abuses
                                                                                     o Future rule re:
                                                                                       imposition of a mandatory
                                                                                       redemption fee on market timers.
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Prevention of late trades.                        X         X         X        X     Amendments to Rules Governing
                                                                                     Pricing of Mutual Fund Shares
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Disclosure of insider transactions.                         X                  X
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------

MUTUAL FUND INDUSTRY OVERSIGHT

Topic                            Senate or House of Representatives bill number          Corresponding SEC Rule
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
                                      S.1822  H.R. 2420   S. 1971   S. 1958   S. 2059            SEC Rulemaking
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
Study of Mutual Fund Oversight          X                    X         X*
Board.
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
Study of coordination of                                     X
enforcement efforts.
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
Review of Commission resources.                              X
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
Commission study and report                       X          X
regulating soft dollar arrangements.
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
Report on regulatory response to                             X
late trading and market timing.
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
Study of arbitration claims.                      X          X
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
Study of Financial Literacy Among       X                                        X
Mutual Fund Investors.
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
Study of Mutual Fund Advertising.       X
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
*S. 1958 provides for the establishment of a Mutual Fund Oversight Board.

     KEY:

     o    Mutual Fund Transparency Act of 2003 - S. 1822
     o    Mutual Fund Integrity and Fee Transparency Act of 2003 - H.R. 2420
     o    Mutual Fund Investor Confidence Restoration Act of 2003 - S. 1971
     o    Mutual Fund Investor Protection Act of 2003 - S. 1958
     o    Mutual Fund Reform Act of 2004 - S. 2059
     o SEC Final Rule: Compliance Programs of Investment Companies and Investment Advisers
     o    SEC Final Rule: Enhanced Mutual Fund Expense and Portfolio Disclosure
     o SEC Proposed Rule: Disclosure Regarding Market Timing and Selective Disclosure of Portfolio Holdings
     o    SEC Proposed Rule: Disclosure of Breakpoint Discounts by Mutual Funds
     o    SEC Proposed Rule: Investment Company Governance
     o    SEC Proposed Rule: Investment Adviser Codes of Ethics
     o SEC Proposed Rule: Confirmation Requirements and Point of Sale Disclosure Requirements for
     o    Transactions in Certain Mutual Funds and Other Securities
     o SEC Proposed Rule: Disclosure Regarding Approval of Investment Advisory Contracts by Directors of Investment Companies
     o SEC Proposed Rule: Prohibition on the Use of Brokerage Commissions to Finance Distribution

The table above is not intended to be all inclusive, nor certainly, up to the minute. However, it gives a good feel of what we're facing as a small fund company. In preparation, we have significantly increased our budget for legal work and compliance.

[BRIDGEWAY FUNDS LOGO]


April 30, 2004                             March 2004 Quarter - Quarterly Report


Dear Fellow Large-Cap Growth Shareholder,

Our Fund had a positive return of 2.71% for the March 2004 quarter, compared to a 1.22% return for our primary market benchmark, the Russell 1000 Growth Index, and a 0.78% return of our peer benchmark, the Lipper Large-Cap Growth Index. For the five months since inception, the Fund was up 6.20%, compared to a 5.06% return for the Russell 1000 Growth Index, and a 5.36% return of the Lipper Large-Cap Growth Index. We are beating our performance benchmarks, and I am pleased.

The table below presents our cumulative performance for the March quarter and since inception.

                                  March Qtr.       Life-to-Date
                                    1/1/04           10/31/03
                                  to 3/31/04        to 3/31/04
                                  -----------      ------------
Large-Cap Growth Fund-Class N            2.71%             6.20%
Large-Cap Growth Fund-Class R            2.71%             6.20%
Russell 1000 Growth Index                1.22%             5.06%
Lipper Large-Cap Growth Index            0.78%             5.36%

       Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. For the most recent month end performance, please call 1-800-661-3550 or visit the Fund's website at www.bridgeway.com. Returns listed in the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

       The Russell 1000 Growth Index is an unmanaged index which consists of stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. The Lipper Large-Cap Growth Index is an index of large-company, growth-oriented funds compiled by Lipper, Inc. It is not possible to invest directly in an index.

Best and worst:

TRANSLATION: No one stock made a huge contribution to our returns, reflecting the fact that we generally keep individual stock positions to less than 3% of assets for reasons of diversification.

Four stocks representing four different industries appreciated more than 20% in the March quarter:

Rank           Description                  Industry            % Gain
----     -------------------------     --------------------     -------
   1     Biogen Idec Inc.              Biotechnology               51.5%
   2     Career Education Corp.        Commercial Services         40.7%
   3     Waters Corp.                  Electronics                 23.2%
   4     Int'l Game Technology         Entertainment               21.2%

          Note: Small positions with appreciation or loss less than 0.1% impact on the Fund performance are excluded from the list of best and worst performers.

I'm pleased to say that the list above shows that there were a few stocks that were winners for us over the past quarter, even in our Fund's infancy. The top gainer in the March quarter in percentage terms was Biogen Idec Inc., a biotech drug company. Biogen Idec was created from the merger of Biogen, Inc. and IDEC Pharmaceuticals Corporation last November. The combined entity surprised investors and the biotech community by announcing in mid-February that it would seek United States approval for its new multiple sclerosis drug, Antegren, one year earlier than expected. That news alone helped drive the share price up 33% in two days. Our Fund's investment in the company gained over 51% during the quarter.

I am happy to report that we had only one stock that declined more than 20%. Veritas Software Corporation creates and sells enterprise storage software. Veritas had accumulated more than a year of impressive revenue and earnings growth when one of our models gave us a buy signal. Subsequent to our building a position in the stock last winter, investors grew concerned about whether this growth was sustainable. On the day of the company's December quarter financial release, the stock dropped 12%. Our position ended the quarter, down 29.4%

Top Ten Holdings

At quarter end, Communications comprised our largest sector representation at 27% of net assets, followed by Consumer Cyclicals at 18% and Consumer Non-cyclicals at 17%. Our top ten holdings represented 23.5% of total net assets, indicating much stronger diversification than Bridgeway's more aggressively managed Aggressive Investors funds. Home Depot is our largest position with 2.6% of net assets. Here are the top ten holdings at the end of
March:

                                                                          Percent of
Rank              Description                      Industry               Net Assets
----     -----------------------------     -------------------------     ------------
   1     Home Depot Inc                    Retail                                 2.6%
   2     Nordstrom Inc                     Retail                                 2.6%
   3     Cisco Systems Inc                 Telecommunications                     2.5%
   4     Amazon.Com Inc                    Internet                               2.4%
   5     National Semiconductor Corp       Semiconductors                         2.3%
   6     Nextel Communications Inc         Telecommunications                     2.3%
   7     Genentech Inc                     Biotechnology                          2.3%
   8     Symantec Corp                     Internet                               2.2%
   9     eBay Inc                          Internet                               2.2%
  10     Fortune Brands Inc                Household Products/Wares               2.1%
                                                                         ------------
         Total                                                                   23.5%

Update on Changes at Bridgeway

TRANSLATION: Last quarter I highlighted some changes at Bridgeway: serving a higher volume of callers, giving direct shareholders access to their accounts over the Internet, and focusing a higher percentage of our resources on investment management and compliance. The reason for our commitment to investment management is pretty obvious: we seek to stay ahead of the performance curve over the long haul. The commitment of additional resources to compliance is a result of the increasing complexity of operations due to our growth and due also to the regulatory climate. I have been pleased with the relative smoothness of our transition so far.

Last month I highlighted changes we made by outsourcing our account maintenance (called transfer agency). I am pleased to report that our relationship with the Fund Services division of Citigroup Global Transaction Services (formerly Forum Financial Group) has gone well, with fewer and smaller glitches than I expected from such a transition. Last month I got a chance to meet a handful of the people who work at Fund Services/Citigroup and who "make it all happen." I am very impressed with them, and I am pleased with their commitment to continuing our tradition of friendly and knowledgeable service.

In addition to our transfer agency change, we took other actions with partner organizations to strengthen and expand our operations. The National Association of Securities Dealers (NASD) is a self-regulatory organization of securities firms. Its subsidiary, NASD Regulation, regulates the securities markets for the ultimate benefit and protection of the investor, among other things in the areas of marketing and advertising. Although we do have a website and we communicate with shareholders and intermediaries, since we do very little traditional advertising and have no retail sales force, we have not been an NASD member. Although we plan to continue doing no traditional sales through a proprietary sales network, we want to be able to tell more people about our funds, for example at national conferences and workshops. In addition to having Citigroup perform our transfer agency function, we have also partnered with Forum Fund Services, LLC. (Forum), an NASD member firm.

Lastly, we have partnered with ALPS Mutual Fund Services, Inc. to handle fund accounting and administrative services, such as the calculation of the net asset values of our funds daily. Previously, we did this internally, and to be honest, it was time for us either to expand resources or engage an outside firm with expertise in accounting functions such as fund pricing. As is our goal, in making modifications to manage growth and change, our focus is on shareholders' interests. If you would like to discuss any of these changes or if you have had problems with our operations, please give us a call 800-661-3550, option four.

A New Look (sadly)

When I observe product presentation in print and media, I am amazed at the amount of disclaimer statements. Our industry is no exception. In some cases the disclaimers seem to be forced or awkward. There is a balance between fair and uniform disclosure and getting lost in boring minutia. For example, I have committed early in our history to report to you in the first paragraph of our letters a) performance for the period, b) how it relates to some relevant market and peer benchmarks, and c) how I feel about that performance. (This commitment stemmed from my frustration in my mutual fund shareholder years before starting Bridgeway--shareholder letters with paragraphs and paragraphs about the market and the economy, but nothing about how my fund did and whether I was supposed to think it was good or bad.) Now, in order to provide this information and to make it available on our web site, I have to disclose the full SEC presentation of performance as the very next paragraph--before any other discussion--and apparently, along with nine sentences of disclaimers. Don't get me wrong; I think this stuff is very important. But I hate potentially putting you to sleep before you've finished the first page. Take heart--even this dosage will not cause an allergic reaction.

Shareholder Suggestion

Each report to shareholders begins with information on the performance of the fund and its holdings, followed by general comments on the market, our industry or our fund family. One shareholder of multiple Bridgeway funds recently communicated that he hated to see a rehash of some of the same materials in reading the letters of more than one of our funds. His suggestion: email one complete letter with the common portions only once. I have to say there are merits to this suggestion (including saving paper and postage) and we are checking into it. Some complications which might not be obvious to a reader are that we have to file each letter exactly as we mail it on line with the "EDGAR" system of the SEC. Each page of filing costs the fund money and the common sections do change slightly from letter to letter. I'll get back to you on this one.

Shareholder Education--"How are fees paid from my account?"

TRANSLATION: The world of mutual fund fees and expenses can be very confusing, but - just like a household - the more you can keep expenses from eating into your income, the more profit you can savor for future special events. Some fees are sales- and account-related, and you can see them reported on your account statement. Other fees affect the value of your account but do not show up separately on a statement. These fall into two groups: those that compose the expense ratio and those that relate to transactions (for example, buying and selling stocks) within the fund itself.

SALES LOADS, REDEMPTION FEES, EXCHANGE FEES, AND ACCOUNT MAINTENANCE FEES are types of fees that are deducted directly from your account. These fees are specific to your choices, and you will see them on your account statement. They are not part of the EXPENSE RATIO. Bridgeway Funds charge no sales loads or exchange fees. The Ultra-Small Company Market Fund and the Blue Chip 35 Index Fund have redemption fees; however the SEC has proposed redemption fees for all mutual funds to discourage market timing. Other fees such as transaction or processing fees are related to the marketplace, broker or fund company where you do your mutual fund business.

Components of the EXPENSE RATIO include: MANAGEMENT FEES, DISTRIBUTION (12b-1) FEES and OTHER EXPENSES incurred while conducting the fund's business. These are accrued (set aside in little bits) daily and deducted from the net assets of the fund on a daily basis. Periodically, the fund pays the accumulated fees to the management company and other service providers. This is why you never "see" the fees on your statement because they are deducted from the fund's NAV (net asset value) on a daily basis in very small increments. All funds report operating expenses in aggregate in the financial statements to the shareholders twice annually, after June 30 and December 30 in our case, but you don't see them on your individual account statement. (This might change in the future under some proposed new legislation, however.) The expense ratio is calculated by dividing a fund's expenses by its average net assets. An expense ratio of 1% means that the fund charges $1 per year for every $100 invested. Shareholders can see the influence of high or low expense ratios as they affect the daily price of the fund over time (see the example below.)

The fund pays a MANAGEMENT FEE to the investment adviser from its assets to manage securities (buy and sell according to the fund's objective) in the fund.

DISTRIBUTION (12b-1) FEES include fees paid for marketing and selling fund shares, such as compensating brokers or paying for proprietary marketing platforms that offer fund shares for sale. They also pay for distributing prospectuses and other sales information to prospective investors. If the fund maintains fees under 0.25%, it can keep the label, "no load." Bridgeway Funds offer two classes of shares: "N" shares have no 12b-1 fee, and "R" shares do have a 12b-1 fee so that they may be offered in special distribution arrangements.

Examples of OTHER EXPENSES are shareholder servicing, custodial, legal, accounting, transfer agent, Director compensation and other administrative expenses.

Fees and expenses vary from fund to fund and can make a significant difference over time. For instance, if you invested $10,000 in a fund with an annual return before expenses of 10% and with expenses of 1.5%, after 20 years, you would have roughly $49,725. Shave the expenses to 0.5%, and you would have $60,858 - an 18% difference. That's it for mutual fund expenses 101. Next quarter I'd like to tell you about some of the fund expenses that are not in "plain sight," but that can make a big difference to your "future special events."

Disclaimer

The following is a reminder from the friendly folks at your Fund who worry about liability. The views expressed here are exclusively those of Fund management. These views are not meant as investment advice and should not be considered predictive in nature. Any favorable (or unfavorable) description of a holding or Fund applies only as of the quarter end, March 31, 2004 unless otherwise stated. Security positions can and do change thereafter. Discussions of historical performance do not guarantee and are not indicative of future performance. This report must be preceded or accompanied by a current Bridgeway Funds prospectus. Forum Fund Services, LLC, distributor. (05/04).

Conclusion

As always, we appreciate your feedback. We've gotten quite a bit of positive feedback from shareholders recently, both about our performance and some of our policies in light of recent industry scandals. We take your responses seriously and discuss them at our weekly staff meetings. Please keep your ideas coming--we continually look for ways to improve our service.

Sincerely,


/s/ John Montgomery
--------------------
John Montgomery

         COMPARATIVE SUMMARY OF PENDING LEGISLATION AND SEC RULEMAKING

The legislature and the Securities and Exchange Commission have reacted to industry scandals surrounding market timing and late trading with a plethora of potential new legislation and rules. I used to be able to keep up with proposed new fund industry legislation and the status of major potential legislative efforts in my head. No more. Here is a summary table prepared by Bill Tartikoff and Ivy Wafford Duke of the Calvert Fund Group, used by permission.


ENHANCED DISCLOSURE ON FEES AND EXPENSES

Topic                              Senate or House of Representatives bill number         Corresponding SEC Rule
-------------------------------- --------- ----------- --------- --------- -------- -------------------------------------
                                 S. 1822   H.R. 2420   S. 1971   S. 1958   S. 2059             SEC Rulemaking
-------------------------------- --------- ----------- --------- --------- -------- -------------------------------------
Improved transparency of                       X          X         X           X   Disclosure of Breakpoint Discounts by
mutual fund costs.                                                                  Mutual Funds

                                                                                    Confirmation Requirements and Point of
                                                                                    Sale Disclosure Requirements

                                                                                    Enhanced Mutual Fund Expense and
                                                                                    Portfolio Disclosure
-------------------------------- --------- ----------- --------- --------- -------- -------------------------------------
Obligations regarding certain                  X          X                   X     Prohibition on the Use of Brokerage
distribution and soft dollar                                                        Commissions to Finance Distribution
arrangements
-------------------------------- --------- ----------- --------- --------- -------- -------------------------------------
Definition of no-load mutual                   X          X
fund.
-------------------------------- --------- ----------- --------- --------- -------- -------------------------------------
Disclosure of incentive             X          X          X                   X     Confirmation Requirements and Point of
compensation and mutual fund                                                        Sale Disclosure Requirements
sales.
-------------------------------- --------- ----------- --------- --------- -------- -------------------------------------
Disclosure of portfolio             X                                         X     Future rule re: disclosure to fund
manager compensation.                                                               shareholders about portfolio
                                                                                    manager's relationship with the
                                                                                    fund.
-------------------------------- --------- ----------- --------- --------- -------- -------------------------------------

FUND GOVERNANCE

Topic                            Senate or House of Representatives bill number         Corresponding SEC Rule
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
                                      S.1822  H.R. 2420  S. 1971   S. 1958  S. 2059            SEC Rulemaking
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Independent mutual fund boards.        75%       67%       75%       75%    75%      75%
                                                                                     Investment Company Governance
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Audit committee requirements for                  X         X                  X
investment companies.
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Informing directors of significant                X         X
deficiencies.
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Certification by chairman and chief                         X               X
compliance officer.
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------

PREVENTING ABUSIVE MUTUAL FUND PRACTICES

Topic                            Senate or House of Representatives bill number         Corresponding SEC Rule
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
                                      S.1822  H.R. 2420  S. 1971   S. 1958  S. 2059            SEC Rulemaking
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Prevention of fraud; internal                     X         X                  X     o Compliance Programs
compliance and control procedures.                                                   o Investment Adviser Codes
                                                                                       of Ethics
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Ban on joint management of mutual                 X         X                  X
funds and hedge funds.
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Restrictions on short term trading                X         X         X        X     Future rule re: imposition of a
and mandatory redemption fees.                                                       mandatory redemption fee on market
                                                                                     timers.
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Elimination of stale prices.                      X         X                  X     Amendments to Rules Governing
                                                                                     Pricing of Mutual Fund Shares
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Formal policies and procedures                              X         X        X     o Disclosure Regarding
related to market timing.                                                              Market Timing and Selective
                                                                                       Disclosure of Portfolio Holdings
                                                                                     o Future Additional
                                                                                       Proposals to combat market
                                                                                       timing abuses
                                                                                     o Future rule re:
                                                                                       imposition of a mandatory
                                                                                       redemption fee on market timers.
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Prevention of late trades.                        X         X         X        X     Amendments to Rules Governing
                                                                                     Pricing of Mutual Fund Shares
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Disclosure of insider transactions.                         X                  X
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------

MUTUAL FUND INDUSTRY OVERSIGHT

Topic                            Senate or House of Representatives bill number          Corresponding SEC Rule
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
                                      S.1822  H.R. 2420   S. 1971   S. 1958   S. 2059            SEC Rulemaking
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
Study of Mutual Fund Oversight          X                    X         X*
Board.
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
Study of coordination of                                     X
enforcement efforts.
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
Review of Commission resources.                              X
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
Commission study and report                       X          X
regulating soft dollar arrangements.
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
Report on regulatory response to                             X
late trading and market timing.
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
Study of arbitration claims.                      X          X
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
Study of Financial Literacy Among       X                                        X
Mutual Fund Investors.
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
Study of Mutual Fund Advertising.       X
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
*S. 1958 provides for the establishment of a Mutual Fund Oversight Board.

     KEY:

     o    Mutual Fund Transparency Act of 2003 - S. 1822
     o    Mutual Fund Integrity and Fee Transparency Act of 2003 - H.R. 2420
     o    Mutual Fund Investor Confidence Restoration Act of 2003 - S. 1971
     o    Mutual Fund Investor Protection Act of 2003 - S. 1958
     o    Mutual Fund Reform Act of 2004 - S. 2059
     o SEC Final Rule: Compliance Programs of Investment Companies and Investment Advisers
     o    SEC Final Rule: Enhanced Mutual Fund Expense and Portfolio Disclosure
     o SEC Proposed Rule: Disclosure Regarding Market Timing and Selective Disclosure of Portfolio Holdings
     o    SEC Proposed Rule: Disclosure of Breakpoint Discounts by Mutual Funds
     o    SEC Proposed Rule: Investment Company Governance
     o    SEC Proposed Rule: Investment Adviser Codes of Ethics
     o SEC Proposed Rule: Confirmation Requirements and Point of Sale Disclosure Requirements for
     o    Transactions in Certain Mutual Funds and Other Securities
     o SEC Proposed Rule: Disclosure Regarding Approval of Investment Advisory Contracts by Directors of Investment Companies
     o SEC Proposed Rule: Prohibition on the Use of Brokerage Commissions to Finance Distribution

The table above is not intended to be all inclusive, nor certainly, up to the minute. However, it gives a good feel of what we're facing as a small fund company. In preparation, we have significantly increased our budget for legal work and compliance.

[BRIDGEWAY FUNDS LOGO]


April 30, 2004                             March 2004 Quarter - Quarterly Report


Dear Fellow Large-Cap Value  Shareholder,

Our Fund had a positive return of 5.31% for the March 2004 quarter, compared to a 2.42% return for our primary market benchmark, the Russell 1000 Value Index, and a 3.03% return of our peer benchmark, the Lipper Large-Cap Value Index. For the five months since inception the Fund was up 13.10%, compared to a 10.03% return for the Russell 1000 Value Index, and a 10.86% return of the Lipper Large-Cap Value Index. We are beating our performance benchmarks over this short period, and I am pleased.

The table below presents our cumulative performance for the March quarter and since inception:

                                  March Qtr.       Life-to-Date
                                    1/1/04           10/31/03
                                  to 3/31/04        to 3/31/04
                                 ------------      ------------
Large-Cap Value Fund-Class N             5.31%            13.10%
Large-Cap Value Fund-Class R             5.21%            13.00%
Russell 1000 Value Index                 2.42%            10.03%
Lipper Large-Cap Value Index             3.03%            10.86%

       Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. For the most recent month end performance, please call 1-800-661-3550 or visiting the Fund's website at www.bridgeway.com. Returns listed in the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

       The Russell 1000 Value Index is an unmanaged index which consists of stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The Lipper Large-Cap Value Index is an index of large-company, value-oriented funds compiled by Lipper, Inc. It is not possible to invest directly in an index.

Best and worst:

TRANSLATION: No single stock made a huge contribution to our returns, reflecting the fact that we generally keep individual stock positions to less than 3% of assets for reasons of diversification.

Three of our stocks appreciated more than 20%:

 Rank            Description                         Industry                  % Gain
----     ----------------------------     --------------------------------     -------
   1     Tyson Foods Inc                  Food                                    36.3%
   2     Countrywide Financial Corp       Diversified Financial Services          26.4%
   3     DR Horton Inc                    Home Builders                           24.0%

          Note: Small positions with appreciation or loss less than 0.1% impact on the Fund performance are excluded from the list of best and worst performers.

Of our three top appreciating stock positions, DR Horton, Inc. generated the largest dollar gains, in part because we added to our position during the quarter. This homebuilding company's stock rose 24.0% due to continued strength in the housing market. Even though the National Association of Homebuilders predicts a slight decline in single-family housing starts for 2004, DR Horton, which specializes in single-family home construction, was favored by investors for its position and prospects in the market.

I am happy to report that no stocks declined by 20% or more. Our Fund's worst performing stock holding, Ford Motor Company, was down 9.9% for the quarter. Ford's stock took a breather this past quarter after sprinting ahead 49.8% in the last three months of 2003.

Top Ten Holdings

At quarter end, Financials comprised our largest sector representation at 28% of net assets, followed by Consumer Cyclicals at 17% and Communications at 14%. Our top ten holdings represented 24.7% of total net assets, indicating much stronger diversification than Bridgeway's more aggressively managed Aggressive Investors funds. Juniper Networks and Duke Energy are our largest positions at 2.7% of net assets. Our top ten holdings represented nine different industries at the end of
March:

                                                                                     Percent of
Rank              Description                             Industry                   Net Assets
----     ---------------------------------     --------------------------------     ------------
   1     Juniper Networks Inc                  Telecommunications                            2.7%
   2     Duke Energy Corp                      Electric                                      2.7%
   3     Goldman Sachs Group Inc               Diversified Financial Services                2.6%
   4     Ford Motor Co                         Auto Manufacturers                            2.5%
   5     ChevronTexaco Corp                    Oil & Gas                                     2.5%
   6     American International Group Inc      Insurance                                     2.5%
   7     Agilent Technologies Inc              Electronics                                   2.4%
   8     Citigroup Inc                         Diversified Financial Services                2.3%
   9     Aetna Inc                             Healthcare-Services                           2.3%
  10     Cendant Corp                          Commercial Services                           2.2%
                                                                                    ------------
         Total                                                                              24.7%

Update on Changes at Bridgeway

TRANSLATION: Last quarter I highlighted some changes at Bridgeway: serving a higher volume of callers, giving direct shareholders access to their accounts over the Internet, and focusing a higher percentage of our resources on investment management and compliance. The reason for our commitment to investment management is pretty obvious: we seek to stay ahead of the performance curve over the long haul. The commitment of additional resources to compliance is a result of the increasing complexity of operations due to our growth and due also to the regulatory climate. I have been pleased with the relative smoothness of our transition so far.

Last month I highlighted changes we made by outsourcing our account maintenance (called transfer agency). I am pleased to report that our relationship with the Fund Services division of Citigroup Global Transaction Services (formerly Forum Financial Group) has gone well, with fewer and smaller glitches than I expected from such a transition. Last month I got a chance to meet a handful of the people who work at Fund Services/Citigroup and who "make it all happen." I am very impressed with them, and I am pleased with their commitment to continuing our tradition of friendly and knowledgeable service.

In addition to our transfer agency change, we took other actions with partner organizations to strengthen and expand our operations. The National Association of Securities Dealers (NASD) is a self-regulatory organization of securities firms. Its subsidiary, NASD Regulation, regulates the securities markets for the ultimate benefit and protection of the investor, among other things in the areas of marketing and advertising. Although we do have a website and we communicate with shareholders and intermediaries, since we do very little traditional advertising and have no retail sales force, we have not been an NASD member. Although we plan to continue doing no traditional sales through a proprietary sales network, we want to be able to tell more people about our funds, for example at national conferences and workshops. In addition to having Citigroup perform our transfer agency function, we have also partnered with Forum Fund Services, LLC. (Forum), an NASD member firm.

Lastly, we have partnered with ALPS Mutual Fund Services, Inc. to handle fund accounting and administrative services, such as the calculation of the net asset values of our funds daily. Previously, we did this internally, and to be honest, it was time for us either to expand resources or engage an outside firm with expertise in accounting functions such as fund pricing. As is our goal, in making modifications to manage growth and change, our focus is on shareholders' interests. If you would like to discuss any of these changes or if you have had problems with our operations, please give us a call 800-661-3550, option four.

A New Look (sadly)

When I observe product presentation in print and media, I am amazed at the amount of disclaimer statements. Our industry is no exception. In some cases the disclaimers seem to be forced or awkward. There is a balance between fair and uniform disclosure and getting lost in boring minutia. For example, I have committed early in our history to report to you in the first paragraph of our letters a) performance for the period, b) how it relates to some relevant market and peer benchmarks, and c) how I feel about that performance. (This commitment stemmed from my frustration in my mutual fund shareholder years before starting Bridgeway--shareholder letters with paragraphs and paragraphs about the market and the economy, but nothing about how my fund did and whether I was supposed to think it was good or bad.) Now, in order to provide this information and to make it available on our web site, I have to disclose the full SEC presentation of performance as the very next paragraph--before any other discussion--and apparently, along with nine sentences of disclaimers. Don't get me wrong; I think this stuff is very important. But I hate potentially putting you to sleep before you've finished the first page. Take heart--even this dosage will not cause an allergic reaction.

Shareholder Suggestion

Each report to shareholders begins with information on the performance of the fund and its holdings, followed by general comments on the market, our industry or our fund family. One shareholder of multiple Bridgeway funds recently communicated that he hated to see a rehash of some of the same materials in reading the letters of more than one of our funds. His suggestion: email one complete letter with the common portions only once. I have to say there are merits to this suggestion (including saving paper and postage) and we are checking into it. Some complications which might not be obvious to a reader are that we have to file each letter exactly as we mail it on line with the "EDGAR" system of the SEC. Each page of filing costs the fund money and the common sections do change slightly from letter to letter. I'll get back to you on this one.

Shareholder Education--"How are fees paid from my account?"

TRANSLATION: The world of mutual fund fees and expenses can be very confusing, but - just like a household - the more you can keep expenses from eating into your income, the more profit you can savor for future special events. Some fees are sales- and account-related, and you can see them reported on your account statement. Other fees affect the value of your account but do not show up separately on a statement. These fall into two groups: those that compose the expense ratio and those that relate to transactions (for example, buying and selling stocks) within the fund itself.

SALES LOADS, REDEMPTION FEES, EXCHANGE FEES, AND ACCOUNT MAINTENANCE FEES are types of fees that are deducted directly from your account. These fees are specific to your choices, and you will see them on your account statement. They are not part of the EXPENSE RATIO. Bridgeway Funds charge no sales loads or exchange fees. The Ultra-Small Company Market Fund and the Blue Chip 35 Index Fund have redemption fees; however the SEC has proposed redemption fees for all mutual funds to discourage market timing. Other fees such as transaction or processing fees are related to the marketplace, broker or fund company where you do your mutual fund business.

Components of the EXPENSE RATIO include: MANAGEMENT FEES, DISTRIBUTION (12b-1) FEES and OTHER EXPENSES incurred while conducting the fund's business. These are accrued (set aside in little bits) daily and deducted from the net assets of the fund on a daily basis. Periodically, the fund pays the accumulated fees to the management company and other service providers. This is why you never "see" the fees on your statement because they are deducted from the fund's NAV (net asset value) on a daily basis in very small increments. All funds report operating expenses in aggregate in the financial statements to the shareholders twice annually, after June 30 and December 30 in our case, but you don't see them on your individual account statement. (This might change in the future under some proposed new legislation, however.) The expense ratio is calculated by dividing a fund's expenses by its average net assets. An expense ratio of 1% means that the fund charges $1 per year for every $100 invested. Shareholders can see the influence of high or low expense ratios as they affect the daily price of the fund over time (see the example below.)

The fund pays a MANAGEMENT FEE to the investment adviser from its assets to manage securities (buy and sell according to the fund's objective) in the fund.

DISTRIBUTION (12b-1) FEES include fees paid for marketing and selling fund shares, such as compensating brokers or paying for proprietary marketing platforms that offer fund shares for sale. They also pay for distributing prospectuses and other sales information to prospective investors. If the fund maintains fees under 0.25%, it can keep the label, "no load." Bridgeway Funds offer two classes of shares: "N" shares have no 12b-1 fee, and "R" shares do have a 12b-1 fee so that they may be offered in special distribution arrangements.

Examples of OTHER EXPENSES are shareholder servicing, custodial, legal, accounting, transfer agent, Director compensation and other administrative expenses.

Fees and expenses vary from fund to fund and can make a significant difference over time. For instance, if you invested $10,000 in a fund with an annual return before expenses of 10% and with expenses of 1.5%, after 20 years, you would have roughly $49,725. Shave the expenses to 0.5%, and you would have $60,858 - an 18% difference. That's it for mutual fund expenses 101. Next quarter I'd like to tell you about some of the fund expenses that are not in "plain sight," but that can make a big difference to your "future special events."

Disclaimer

The following is a reminder from the friendly folks at your Fund who worry about liability. The views expressed here are exclusively those of Fund management. These views are not meant as investment advice and should not be considered predictive in nature. Any favorable (or unfavorable) description of a holding or Fund applies only as of the quarter end, March 31, 2004 unless otherwise stated. Security positions can and do change thereafter. Discussions of historical performance do not guarantee and are not indicative of future performance. This report must be preceded or accompanied by a current Bridgeway Funds prospectus. Forum Fund Services, LLC, distributor. (03/04).

Conclusion

As always, we appreciate your feedback. We've gotten quite a bit of positive feedback from shareholders recently, both about our performance and some of our policies in light of recent industry scandals. We take your responses seriously and discuss them at our weekly staff meetings. Please keep your ideas coming--we continually look for ways to improve our service.

Sincerely,


/s/ John Montgomery
-------------------
John Montgomery

         COMPARATIVE SUMMARY OF PENDING LEGISLATION AND SEC RULEMAKING

The legislature and the Securities and Exchange Commission have reacted to industry scandals surrounding market timing and late trading with a plethora of potential new legislation and rules. I used to be able to keep up with proposed new fund industry legislation and the status of major potential legislative efforts in my head. No more. Here is a summary table prepared by Bill Tartikoff and Ivy Wafford Duke of the Calvert Fund Group, used by permission.


ENHANCED DISCLOSURE ON FEES AND EXPENSES

Topic                              Senate or House of Representatives bill number         Corresponding SEC Rule
-------------------------------- --------- ----------- --------- --------- -------- -------------------------------------
                                 S. 1822   H.R. 2420   S. 1971   S. 1958   S. 2059             SEC Rulemaking
-------------------------------- --------- ----------- --------- --------- -------- -------------------------------------
Improved transparency of                       X          X         X           X   Disclosure of Breakpoint Discounts by
mutual fund costs.                                                                  Mutual Funds

                                                                                    Confirmation Requirements and Point of
                                                                                    Sale Disclosure Requirements

                                                                                    Enhanced Mutual Fund Expense and
                                                                                    Portfolio Disclosure
-------------------------------- --------- ----------- --------- --------- -------- -------------------------------------
Obligations regarding certain                  X          X                   X     Prohibition on the Use of Brokerage
distribution and soft dollar                                                        Commissions to Finance Distribution
arrangements
-------------------------------- --------- ----------- --------- --------- -------- -------------------------------------
Definition of no-load mutual                   X          X
fund.
-------------------------------- --------- ----------- --------- --------- -------- -------------------------------------
Disclosure of incentive             X          X          X                   X     Confirmation Requirements and Point of
compensation and mutual fund                                                        Sale Disclosure Requirements
sales.
-------------------------------- --------- ----------- --------- --------- -------- -------------------------------------
Disclosure of portfolio             X                                         X     Future rule re: disclosure to fund
manager compensation.                                                               shareholders about portfolio
                                                                                    manager's relationship with the
                                                                                    fund.
-------------------------------- --------- ----------- --------- --------- -------- -------------------------------------

FUND GOVERNANCE

Topic                            Senate or House of Representatives bill number         Corresponding SEC Rule
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
                                      S.1822  H.R. 2420  S. 1971   S. 1958  S. 2059            SEC Rulemaking
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Independent mutual fund boards.        75%       67%       75%       75%    75%      75%
                                                                                     Investment Company Governance
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Audit committee requirements for                  X         X                  X
investment companies.
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Informing directors of significant                X         X
deficiencies.
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Certification by chairman and chief                         X               X
compliance officer.
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------

PREVENTING ABUSIVE MUTUAL FUND PRACTICES

Topic                            Senate or House of Representatives bill number         Corresponding SEC Rule
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
                                      S.1822  H.R. 2420  S. 1971   S. 1958  S. 2059            SEC Rulemaking
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Prevention of fraud; internal                     X         X                  X     o Compliance Programs
compliance and control procedures.                                                   o Investment Adviser Codes
                                                                                       of Ethics
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Ban on joint management of mutual                 X         X                  X
funds and hedge funds.
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Restrictions on short term trading                X         X         X        X     Future rule re: imposition of a
and mandatory redemption fees.                                                       mandatory redemption fee on market
                                                                                     timers.
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Elimination of stale prices.                      X         X                  X     Amendments to Rules Governing
                                                                                     Pricing of Mutual Fund Shares
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Formal policies and procedures                              X         X        X     o Disclosure Regarding
related to market timing.                                                              Market Timing and Selective
                                                                                       Disclosure of Portfolio Holdings
                                                                                     o Future Additional
                                                                                       Proposals to combat market
                                                                                       timing abuses
                                                                                     o Future rule re:
                                                                                       imposition of a mandatory
                                                                                       redemption fee on market timers.
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Prevention of late trades.                        X         X         X        X     Amendments to Rules Governing
                                                                                     Pricing of Mutual Fund Shares
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------
Disclosure of insider transactions.                         X                  X
------------------------------------- ------- ---------- --------- -------- -------- ------------------------------------

MUTUAL FUND INDUSTRY OVERSIGHT

Topic                            Senate or House of Representatives bill number          Corresponding SEC Rule
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
                                      S.1822  H.R. 2420   S. 1971   S. 1958   S. 2059            SEC Rulemaking
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
Study of Mutual Fund Oversight          X                    X         X*
Board.
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
Study of coordination of                                     X
enforcement efforts.
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
Review of Commission resources.                              X
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
Commission study and report                       X          X
regulating soft dollar arrangements.
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
Report on regulatory response to                             X
late trading and market timing.
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
Study of arbitration claims.                      X          X
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
Study of Financial Literacy Among       X                                        X
Mutual Fund Investors.
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
Study of Mutual Fund Advertising.       X
------------------------------------- ------- ----------- --------- --------- --------- ---------------------------------
*S. 1958 provides for the establishment of a Mutual Fund Oversight Board.

     KEY:

     o    Mutual Fund Transparency Act of 2003 - S. 1822
     o    Mutual Fund Integrity and Fee Transparency Act of 2003 - H.R. 2420
     o    Mutual Fund Investor Confidence Restoration Act of 2003 - S. 1971
     o    Mutual Fund Investor Protection Act of 2003 - S. 1958
     o    Mutual Fund Reform Act of 2004 - S. 2059
     o SEC Final Rule: Compliance Programs of Investment Companies and Investment Advisers
     o    SEC Final Rule: Enhanced Mutual Fund Expense and Portfolio Disclosure
     o SEC Proposed Rule: Disclosure Regarding Market Timing and Selective Disclosure of Portfolio Holdings
     o    SEC Proposed Rule: Disclosure of Breakpoint Discounts by Mutual Funds
     o    SEC Proposed Rule: Investment Company Governance
     o    SEC Proposed Rule: Investment Adviser Codes of Ethics
     o SEC Proposed Rule: Confirmation Requirements and Point of Sale Disclosure Requirements for
     o    Transactions in Certain Mutual Funds and Other Securities
     o SEC Proposed Rule: Disclosure Regarding Approval of Investment Advisory Contracts by Directors of Investment Companies
     o SEC Proposed Rule: Prohibition on the Use of Brokerage Commissions to Finance Distribution

The table above is not intended to be all inclusive, nor certainly, up to the minute. However, it gives a good feel of what we're facing as a small fund company. In preparation, we have significantly increased our budget for legal work and compliance.

                                       2